Share-Based Compensation - Compensation Cost Relating to Share-Based Payments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost relating to share-based payments	$ 113	$ 100	$ 89
Cost of products sold [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost relating to share-based payments	23	20	18
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost relating to share-based payments	74	66	59
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost relating to share-based payments	$ 16	$ 14	$ 12